CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Disclosure of cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
In Colombian Pesos
Cash	Ps.	3,723,337	Ps.	3,663,165
Deposits in the Colombian central bank		6,795,015		4,541,687
Demand deposits in banks and other financial entities		549,084		1,712,116
Clearing houses		488		2,109
Liquidity management		1,312,622		4,013
Cash held for specific purposes (1)		1,220,609		1,136,975
	Ps.	13,601,155	Ps.	11,060,065
In foreign currency
Cash	Ps.	85,775	Ps.	103,696
Demand deposits in banks and other financial entities		4,600,966		5,245,531
Liquidity management		309,965		623,565
	Ps.	4,996,706	Ps.	5,972,792
Total cash and cash equivalents	Ps.	18,597,861	Ps.	17,032,857

(1) The variation in cash held for specific purposes corresponds to: Ps. 90,940 in Covipacifico due to higher funding, collections, payment of the difference in toll rates, and financial yields; Ps. (171,541) in Covioriente and Ps. (67,261) in Episol of restricted cash available for use in properties, networks and environmental, and ANI surpluses, toll collections and Ps. 231,496 in Covimar the transfer of resources from savings accounts to collective investment funds.

Grupo Aval´s banking subsidiaries had cash reserves to comply with the mandatory (see note 4.3) amount for time deposits, checking accounts and savings accounts for Ps. 8,964,594 and Ps. 8,694,583 as of December 31, 2023 and 2022, respectively.